Litigation (Details)	3 Months Ended			1 Months Ended
	Jun. 30, 2012 CHF	Jun. 30, 2012 Minimum CHF	Jun. 30, 2012 Maximum CHF	Jun. 30, 2012 Tsereteli v. Residential Asset Securitization Trust 2006-A8 USD ($)	Jun. 30, 2012 Mortgage-related actions filed by the Asset Management Fund and affiliated entities USD ($)	Jul. 31, 2012 Mortgage-related actions filed by IKB Deutsche Industriebank AG USD ($)	Jun. 30, 2012 Mortgage-related actions filed by Federal Housing Finance Agency as conservator for Fannie Mae and Freddie Mac USD ($)	Sep. 30, 2011 Mortgage-related actions filed by Federal Housing Finance Agency as conservator for Fannie Mae and Freddie Mac USD ($)	May 31, 2012 Mortgage-related actions filed by Federal Deposit Insurance Corporation - receiver for Citizens National Bank and Strategic Capital Bank USD ($)	Jun. 30, 2012 Mortgage-related actions filed by Landesbank Baden-Wuerttemberg USD ($)	May 31, 2012 Mortgage-related actions filed by Phoenix Light SF Ltd. USD ($)
Loss Contingencies
Range of possible losses that are not covered by existing provisions		0	2,700,000,000
Net litigation provisions recorded	29,000,000
Litigation disclosures
RMBS offerings by third party				632,000,000					141,000,000		3,200,000,000
Percentage of RMBS issued by third party underwritten by CSS LLC									20.00%	100.00%	15.00%
Value of RMBS issued by third party underwritten by CSS LLC				603,000,000	93,000,000	97,000,000	5,200,000,000	5,500,000,000	28,000,000	200,000,000	466,000,000
Reduction in value of RMBS issued by third party underwritten by CSS LLC					$ 145,000,000	$ 143,000,000	$ 230,000,000